Loss Per Share	3 Months Ended
Aug. 31, 2025
Diamir Biosciences Corp [Member]
Loss Per Share [Line Items]
LOSS PER SHARE

NOTE 12 – LOSS PER SHARE

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive in the three months ended August 31:

	2025	2024
Stock options	511,950	511,950
Restricted stock	88,000	88,000
Warrants	-	29,336

Additional shares are issuable under the Company’s convertible notes, the amount of which is dependent on future events.